Pabrai Wagons Fund
Retail Class Shares (WAGNX)
Institutional Class Shares (WGNIX)
(the “Fund”)
a series of Professionally Managed Portfolios (the “Trust”)

Supplement dated January 4, 2024 to the
Statutory Prospectus (“Prospectus”) dated September 29, 2023

On December 29, 2023, the Board of Trustees (the “Board”) of the Trust approved an amendment to the operating expense limitation agreement between the Trust, on behalf of the Fund and Dhandho Funds LLC (the “Advisor”), pursuant to which the Advisor has agreed to reduce the Fund’s operating expense limit from 1.14% to 0.90%, effective January 1, 2024. Prior to January 1, 2024, the Fund’s operating expense limit was 1.14%.

The following disclosures are hereby revised to reflect the changes to the fees and expenses of the Fund:

The following replaces the fees and expenses table on page 2 of the Prospectus:

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and expense example below. Institutional Shares may also be available on certain brokerage platforms. An investor transacting in Institutional Shares through a broker acting as an agent for the investor may be required to pay a commission and/or other forms of compensation to the broker.

Shareholder Fees (fees paid directly from your investment)	Retail Class	Institutional Class
Redemption Fee (as a percentage of amount redeemed less than 90 days from purchase)	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Retail Class	Institutional Class
Management Fees	0.90%	0.90%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses(1)(2)
Shareholder Servicing Fee	0.10%	0.10%
Other Expenses	0.66%	0.66%
Total Other Expenses	0.76%	0.76%
Total Annual Fund Operating Expenses	1.91%	1.66%
Fee Waiver and Expense Reimbursement(3)	-0.66%	-0.66%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	1.25%	1.00%

(1) Other Expenses are based on estimated amounts for the current fiscal year.
(2) Acquired Fund Fees and Expenses are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies, including money market funds and other mutual funds, closed end funds, business development companies or certain exchange-traded funds.
(3) Effective January 1, 2024, the Advisor has contractually agreed to reduce its fees and/or pay Fund expenses (excluding acquired fund fees and expenses, interest expense in connection with investment activities, taxes, extraordinary expenses, shareholder servicing fees and any other class specific expenses) in order to limit Total Annual Fund Operating Expenses After Fee Reduction and/or Expense Reimbursement to 0.90% of the Fund’s average daily net assets (the “Expense Cap”). Prior to January 1, 2024, the Fund’s Expense Cap was 1.14%. The Expense Cap is indefinite, but will remain in effect until at least October 31, 2025 and may be terminated at any time by the Trust’s Board of Trustees (the “Board”) upon 60 days’ notice to the Advisor, or by the Advisor with consent of the Board. The Advisor is permitted, with Board approval, to be reimbursed for fee reductions and/or expense payments made in the prior three years from the date the fees were waived and/or expenses were paid. This reimbursement may be requested if the aggregate amount actually paid by the Fund toward operating expenses for such period (taking into account any reimbursement) does not exceed the lesser of the Expense Cap in place at the time of waiver or at the time of reimbursement.

The following replaces the expense example on page 2 of the Prospectus:

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the example reflects the fee waiver/expense reimbursement arrangement through October 31, 2025). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	One Year	Three Years
Retail Class	$127	$480
Institutional Class	$102	$402

The following paragraph replaces the second paragraph under the heading “Management of the Fund” on page 18 of the Prospectus:

The Advisor has contractually agreed to reduce its fees and/or pay expenses of the Fund to ensure that the Total Annual Fund Operating Expenses After Fee Reduction and/or Expense Reimbursement (excluding acquired fund fees and expenses, interest expense in connection with investment activities, taxes, extraordinary expenses, shareholder servicing fees and any other class specific expenses) will not exceed 0.90% of the average daily net assets of the Fund. Prior to January 1, 2024, the Fund’s Expense Cap was 1.14%. Any reduction in advisory fees or payment of expenses made by the Advisor is subject to reimbursement by the Fund if requested by the Advisor and the Board approves such reimbursement in subsequent years. The Advisor may be reimbursed for fee reductions and/or expense payments made in the prior three years from the date the fees were waived and/or expenses paid. The Advisor may request reimbursement if the aggregate amount actually paid by the Fund towards operating expenses for such period (taking into account the reimbursement) does not exceed the lesser of the Expense Cap in place at the time of waiver or at the time of reimbursement. The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses. The current Expense Cap is in place indefinitely, but at a minimum through October 31, 2025. The Expense Cap agreement may be terminated at any time by the Board of Trustees upon 60 days’ notice to the Advisor, or by the Advisor with the consent of the Board.

* * * * *

Please retain this supplement with your Prospectus for future reference.

Pabrai Wagons Fund
Retail Class Shares (WAGNX)
Institutional Class Shares (WGNIX)
(the “Fund”)
a series of Professionally Managed Portfolios (the “Trust”)

Supplement dated January 4, 2024 to the
Statement of Additional Information (“SAI”) dated September 29, 2023

On December 29, 2023, the Board of Trustees (the “Board”) of the Trust approved an amendment to the operating expense limitation agreement between the Trust, on behalf of the Fund and Dhandho Funds LLC (the “Advisor”), pursuant to which the Advisor has agreed to reduce the Fund’s operating expense limit from 1.14% to 0.90%, effective January 1, 2024. Prior to January 1, 2024, the Fund’s operating expense limit was 1.14%.

The following replaces the fifth paragraph in the section titled “The Fund’s Investment Advisor” on page B-38 of the SAI:

The Fund is responsible for its own operating expenses. The Advisor has contractually agreed to reduce fees and/or pay Fund expenses (excluding acquired fund fees and expenses, interest expense in connection with investment activities, tax, and extraordinary expenses) in order to the limit the Fund’s Total Annual Fund Operating Expenses to 0.90% for the Fund (the “Expense Cap”). Prior to January 1, 2024, the Fund’s Expense Cap was 1.14%. The Expense Cap will remain in effect through at least October 31, 2025 as shown in the Example contained in the Prospectus and may continue thereafter for an indefinite period, as determined by the Board. The Advisor is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three years. Any such reimbursement is subject to the Board’s review and approval. This reimbursement may be requested by the Advisor if the aggregate amount actually paid by the Fund toward operating expenses for such period (taking into account the reimbursement) does not exceed the lesser of the Expense Cap in place at the time of waiver or at the time of reimbursement.

* * * * *

Please retain this supplement with your SAI for future reference.

1